UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05120

Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Value Fund, Inc. (NUV)
	January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 98.8%
	Alaska – 0.7%
$ 3,335	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	$ 3,559,612
	12/01/30 – FGIC Insured
5,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	5,217,000
	12/01/30 – NPFG Insured
3,000	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/23 (Pre-refunded	9/13 at 100.00	AA+ (4)	3,084,240
	9/01/13) – FGIC Insured
2,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	2,299,100
	Series 2006A, 5.000%, 6/01/32
13,835	Total Alaska			14,159,952
	Arizona – 0.6%
2,500	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,755,700
	2008A, 5.000%, 7/01/38
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	CCC	2,290,978
	2008, 7.000%, 12/01/27
5,600	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	6,436,416
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/13 at 100.00	A2	1,008,860
	Healthcare, Series 2008A, 5.250%, 9/01/30
11,675	Total Arizona			12,491,954
	Arkansas – 0.1%
1,150	Benton Washington Regional Public Water Authority, Arkansas, Water Revenue Bonds, Refunding &	10/17 at 100.00	A–	1,229,799
	Improvement Series 2007, 4.750%, 10/01/33 – SYNCORA GTY Insured
	California – 14.5%
6,235	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Gold	4/13 at 100.00	CCC	1,080,214
	Country Settlement Funding Corporation, Series 2006, 0.000%, 6/01/33
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37 – BHAC Insured	4/16 at 100.00	AA+	5,535,850
6,000	5.000%, 4/01/37	4/16 at 100.00	A+	6,415,920
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,589,398
	2010A, 5.750%, 7/01/40
2,130	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	2,342,979
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
2,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	AAA	2,607,200
	2003C, 5.500%, 6/01/22 (Pre-refunded 12/01/13)
	California State, General Obligation Bonds, Series 2003:
14,600	5.250%, 2/01/28	8/13 at 100.00	A1	14,934,632
11,250	5.000%, 2/01/33	8/13 at 100.00	A1	11,468,813
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	17,629,120
5,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	5,650,000
7,625	California Statewide Community Development Authority, Certificates of Participation, Internext	4/13 at 100.00	BBB	7,645,588
	Group, Series 1999, 5.375%, 4/01/17
3,295	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	4/13 at 100.00	AA- (4)	3,323,831
	Memorial Health Services, Series 2003A, 5.500%, 10/01/33 (Pre-refunded 4/01/13)
3,125	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	3,815,500
	Project, Series 2009, 6.750%, 2/01/38
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	4,062,852
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	5,142,200
	2006C, 0.000%, 8/01/32 – AGM Insured
4,505	Covina-Valley Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	A+	2,244,751
	Bonds, Series 2003B, 0.000%, 6/01/28 – FGIC Insured
16,045	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 42.63	Aa2	5,652,172
	Election 2004 Series 2007C, 0.000%, 8/01/33 – AGM Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	25,289,100
	1995A, 0.000%, 1/01/22 (ETM)
21,150	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	Aaa	21,490,304
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
7,435	5.000%, 6/01/29 – AMBAC Insured	4/13 at 100.00	A2	7,449,647
11,830	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	A2	12,343,895
15,000	5.000%, 6/01/45	6/15 at 100.00	A2	15,620,700
3,540	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,617,597
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
8,060	4.500%, 6/01/27	6/17 at 100.00	B	7,634,835
7,870	5.000%, 6/01/33	6/17 at 100.00	B	7,327,600
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,294,395
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AA–	5,041,035
	2008B, 5.125%, 8/01/37 – AGC Insured
6,280	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	6,404,784
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/17 (Pre-refunded 7/01/13) –
	AGM Insured
4,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	4/13 at 102.00	N/R	4,080,400
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Merced Union High School District, Merced County, California, General Obligation Bonds,
	Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	1,701,750
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA–	1,628,889
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A+	1,234,364
	Series 2004, 0.000%, 8/01/27 – FGIC Insured
4,405	Moreland School District, Santa Clara County, California, General Obligation Bonds, Series	No Opt. Call	AA+	1,547,741
	2004D, 0.000%, 8/01/32 – FGIC Insured
3,550	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	4,931,447
7,200	Napa Valley Community College District, Napa and Sonoma Counties, California, General	8/17 at 54.45	Aa2	3,320,640
	Obligation Bonds, Election 2002 Series 2007C, 0.000%, 8/01/29 – NPFG Insured
3,600	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	Aa3	1,668,960
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
4,900	Ontario, California, Certificates of Participation, Water System Improvement Project,	7/14 at 100.00	AA	5,157,152
	Refunding Series 2004, 5.000%, 7/01/29 – NPFG Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	2,664,148
	6.750%, 11/01/39
10,150	Placer Union High School District, Placer County, California, General Obligation Bonds, Series	No Opt. Call	AA	4,007,423
	2004C, 0.000%, 8/01/33 – AGM Insured
2,780	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation,	7/15 at 102.00	Baa2	2,905,990
	Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured
8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (4)	8,603,520
	Center, Series 2004, 5.625%, 7/01/34 (Pre-refunded 7/01/14)
15,505	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor,	8/17 at 100.00	BBB+	15,868,437
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds,
	Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA	1,735,009
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA	1,689,978
250	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB	290,508
	Mission Bay South Redevelopment Project, Series 2011D, 7.000%, 8/01/41
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
11,625	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	BBB	6,403,864
14,740	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	4,526,801
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A2	5,489,350
	(Alternative Minimum Tax)
13,220	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	7,541,085
	2006A, 0.000%, 9/01/28 – NPFG Insured
5,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	Aa1	3,487,250
	Election of 2000, Series 2002B, 0.000%, 9/01/24 – FGIC Insured
2,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	1,928,320
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
1,300	University of California, General Revenue Bonds, Refunding Series 2009O, 5.250%, 5/15/39	5/19 at 100.00	Aa1	1,508,026
363,640	Total California			309,575,964
	Colorado – 4.7%
5,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	5,093,850
	SYNCORA GTY Insured
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA–	5,232,950
	Series 2006A, 4.500%, 9/01/38
1,700	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA–	1,912,228
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
15,925	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	17,437,079
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
750	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2006B,	12/16 at 100.00	Baa2	777,180
	5.000%, 12/01/23 – RAAI Insured
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/22 at 100.00	Aa2	2,299,620
	Revenue Bonds, Series 2012A, 5.000%, 3/01/41
18,915	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33	11/13 at 100.00	A+ (4)	19,616,368
	(Pre-refunded 11/15/13) – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
24,200	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB	10,346,710
17,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	6,837,910
7,600	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%,	9/26 at 52.09	BBB	1,947,044
	9/01/39 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
7,500	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB	3,661,500
10,075	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	BBB	2,867,547
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	N/R	4,724,250
	5.350%, 12/01/37 – RAAI Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C,	6/16 at 100.00	N/R (4)	8,171,800
	5.700%, 6/15/21 (Pre-refunded 6/15/16) – AMBAC Insured
5,000	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds, Refunding	11/21 at 100.00	Baa1	5,996,150
	Series 2011, 6.000%, 11/01/26
3,750	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	4,377,863
	Activity Bonds, Series 2010, 6.000%, 1/15/41
136,415	Total Colorado			101,300,049
	Connecticut – 0.3%
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	1,628,010
	Series 2011A, 5.000%, 7/01/41
8,670	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	N/R	4,022,620
	2007A, 5.750%, 9/01/34 (5)
10,170	Total Connecticut			5,650,630
	District of Columbia – 0.5%
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	10,197,500
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 4.6%
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	3,385,170
	AGM Insured
4,285	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	4/13 at 101.00	AA+	4,342,890
	Group, Series 2002C, 5.750%, 11/15/32
10,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%,	6/15 at 101.00	AAA	10,800,500
	6/01/35 (UB)
2,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	2,773,278
	General Hospital, Series 2006, 5.250%, 10/01/41
3,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	Aa2	3,215,160
1,995	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/21 –	10/13 at 100.00	AA	2,058,142
	FGIC Insured
5,000	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	5,203,100
	Series 2007, 5.000%, 10/01/34
4,090	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	7/20 at 100.00	A–	4,477,814
	5.000%, 7/01/40
9,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/21 at 100.00	A	11,306,235
	Hospital, Series 2010A, 6.000%, 8/01/46
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	4,554,400
	5.000%, 10/01/29
9,340	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	Aa2	10,471,167
	10/01/39 – AGM Insured
2,900	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	AA–	3,212,533
	SYNCORA GTY Insured
9,250	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	9,613,155
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
2,500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	2,678,950
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	16,044,947
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,766,785
	5.000%, 11/15/33
89,540	Total Florida			97,904,226
	Georgia – 0.8%
10,240	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	4/13 at 100.00	A1	10,270,413
	FGIC Insured
2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 –	4/13 at 100.00	A1	2,507,425
	NPFG Insured
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –
	AGM Insured	10/14 at 100.00	AA–	4,275,280
16,740	Total Georgia			17,053,118
	Hawaii – 0.9%
7,140	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	10/13 at 100.00	BBB	7,226,465
	Company Inc., Series 1997A, 5.650%, 10/01/27 – NPFG Insured
1,735	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2003A, 5.250%, 3/01/28 –	3/13 at 100.00	Aa1	1,742,374
	NPFG Insured
10,590	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2003A, 5.250%, 3/01/28	3/13 at 100.00	Aa1 (4)	10,635,008
	(Pre-refunded 3/01/13) – NPFG Insured
19,465	Total Hawaii			19,603,847
	Illinois – 13.2%
17,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	11,132,323
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
1,500	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Series 2011A, 5.000%, 1/01/36	1/22 at 100.00	AAA	1,724,925
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A:
2,585	4.750%, 1/01/30 – AGM Insured	1/16 at 100.00	AA–	2,757,730
5,000	4.625%, 1/01/31 – AGM Insured	1/16 at 100.00	AA–	5,249,750
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	4/13 at 100.00	Aa3	286,055
2,825	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA–	2,876,443
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
3,320	Cook and DuPage Counties Combined School District 113A Lemont, Illinois, General Obligation	No Opt. Call	BBB	2,352,585
	Bonds, Series 2002, 0.000%, 12/01/20 – FGIC Insured
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AA–	3,291,136
	Series 2004, 5.000%, 12/01/19 – AGM Insured
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	10,189,299
3,260	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	3,510,922
	Corporation Project, Series 2010, 6.500%, 10/15/40
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,
	Series 2003B:
1,615	5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured	11/13 at 100.00	Aa3 (4)	1,675,611
385	5.250%, 11/01/20 (Pre-refunded 1/01/14) – AGM Insured	1/14 at 100.00	AA (4)	402,633
5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas, Light and Coke	11/13 at 101.00	A1	5,201,100
	Company, Series 2003E, 4.875%, 11/01/38 (Mandatory put 11/01/18) – AMBAC Insured
	(Alternative Minimum Tax)
28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	24,176,996
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – AGM Insured
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	A2	1,548,054
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – AGM Insured
1,875	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	2,131,800
3,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	3,354,120
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	6,463,938
	Trust 1137, 9.386%, 7/01/15 (IF)
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,398,500
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
4,910	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	5,698,546
	6.000%, 5/15/39
4,800	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	6,139,296
4,260	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	4,676,032
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,846,750
	2011C, 5.500%, 8/15/41
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	3,233,880
	Centers, Series 2008A, 5.500%, 8/15/30
8,435	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	4/13 at 100.00	BBB	8,449,340
	5.250%, 8/01/22 – AMBAC Insured
2,735	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	A (4)	3,169,400
	7.000%, 2/15/18 (ETM)
5,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.500%, 6/15/30 –	6/15 at 101.00	A	5,485,900
	AMBAC Insured
655	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A2	740,779
5,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	CCC	3,195,650
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993A:
12,320	0.010%, 6/15/17 – FGIC Insured	No Opt. Call	A3	11,565,893
9,270	0.010%, 6/15/18 – FGIC Insured	No Opt. Call	A3	8,446,175
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993A:
7,010	0.010%, 6/15/17 – FGIC Insured (ETM)	No Opt. Call	A3 (4)	6,670,085
3,800	0.010%, 6/15/18 – FGIC Insured (ETM)	No Opt. Call	A3 (4)	3,533,126
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 – NPFG Insured	No Opt. Call	AAA	6,605,693
3,385	0.000%, 6/15/21 – NPFG Insured	No Opt. Call	AAA	2,713,416
5,190	0.000%, 6/15/28 – NPFG Insured	No Opt. Call	AAA	2,812,721
11,670	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	5,961,503
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	9,409,500
4,950	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	AAA	2,094,593
21,375	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	AAA	8,266,140
21,000	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	7,479,360
21,970	0.000%, 6/15/36 – NPFG Insured	No Opt. Call	AAA	7,546,036
10,375	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	3,482,991
25,825	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	7,497,772
16,800	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	13,219,416
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	5.500%, 6/15/20 – NPFG Insured	6/17 at 101.00	AAA	4,394,553
5,715	5.550%, 6/15/21 – NPFG Insured	6/17 at 101.00	AAA	6,619,113
6,095	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	8,265,308
	Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/32 – NPFG Insured
1,160	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 4,	3/17 at 100.00	AA–	1,218,592
	Series 2007, 4.700%, 3/01/33 – AGC Insured
3,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 –	3/17 at 100.00	A	3,251,370
	NPFG Insured
4,900	Springfield, Illinois, Electric Revenue Bonds, Series 2006, 5.000%, 3/01/26 – NPFG Insured	3/16 at 100.00	A	5,204,731
550	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	BBB	514,894
	Bonds, Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	N/R	1,337,963
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	N/R (4)	684,367
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured (ETM)
3,680	Will County Community Unit School District 201U, Crete-Monee, Will County, Illinois, General	No Opt. Call	A+	3,458,648
	Obligation Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/16 – FGIC Insured
2,945	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002,	No Opt. Call	AA–	2,846,019
	0.000%, 11/01/15 – AGM Insured
367,425	Total Illinois			282,459,471
	Indiana – 2.0%
300	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007,	4/14 at 100.00	BB+	264,690
	5.000%, 10/01/24
2,525	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	2,788,004
	2012A, 5.000%, 5/01/42
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+	3,126,630
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	2,188,740
	Indiana, Series 2007, 5.500%, 3/01/37
6,735	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	7,282,960
	NPFG Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AA	10,480,375
2,400	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	1,709,352
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	9,455,225
4,230	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	7/20 at 100.00	N/R	4,590,015
	Project, Series 2010, 6.750%, 1/15/32
48,285	Total Indiana			41,885,991
	Iowa – 0.3%
190	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37	7/16 at 100.00	Aaa	195,751
	(Alternative Minimum Tax)
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	6,799,520
	5.625%, 6/01/46
7,190	Total Iowa			6,995,271
	Kansas – 1.0%
10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	10,513,300
	(Pre-refunded 3/01/14)
17,010	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	11,233,744
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
27,010	Total Kansas			21,747,044
	Kentucky – 0.1%
910	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	4/13 at 100.00	BBB	912,184
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – NPFG Insured
1,750	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,937,303
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
2,660	Total Kentucky			2,849,487
	Louisiana – 3.1%
2,310	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	8/20 at 100.00	BBB–	2,763,661
	Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
5,450	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	11/20 at 100.00	BBB–	6,469,641
	Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
12,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	13,664,040
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,344,825
	Lady Health System, Series 2005A, 5.250%, 8/15/32
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
3,620	5.250%, 5/15/38	5/17 at 100.00	Baa1	3,819,136
1,900	5.375%, 5/15/43	5/17 at 100.00	Baa1	2,013,810
5,000	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and	No Opt. Call	A+	5,413,350
	Technology, Series 2006, 5.250%, 3/01/37 – NPFG Insured
26,095	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	4/13 at 100.00	A–	26,616,639
	Series 2001B, 5.875%, 5/15/39
61,525	Total Louisiana			66,105,102
	Maine – 0.1%
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	1,277,640
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.5%
2,500	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba2	2,579,100
	5.875%, 9/01/39
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	1,787,265
	Healthcare, Series 2011A, 6.125%, 1/01/36
5,600	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	5,925,696
	Series 2004, 5.500%, 8/15/33
9,600	Total Maryland			10,292,061
	Massachusetts – 1.1%
4,595	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	4/13 at 100.50	BBB+	4,621,605
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	556,605
	Series 2008E-1 &2, 5.125%, 7/01/38
1,380	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	4/13 at 103.00	D	1,179,009
	Community Services Inc., Series 2012A, 6.000%, 2/15/43
1,072	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	4/13 at 103.00	D	107,209
	Community Services Inc., Series 2012B, 6.375%, 2/15/43
1,650	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	4/13 at 103.00	D	17
	Community Services Inc., Series 2012C, 6.625%, 2/15/43
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,567,743
	University Issue, Series 2009A, 5.750%, 7/01/39
12,100	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	13,058,804
1,630	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	4/13 at 100.00	Aaa	1,636,292
	5.500%, 8/01/30
25,227	Total Massachusetts			23,727,284
	Michigan – 3.6%
3,100	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,	5/13 at 100.00	Aa2 (4)	3,139,060
	5.250%, 5/01/28 (Pre-refunded 5/01/13) – FGIC Insured
10,740	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/13 at 100.00	B–	9,964,142
	5.500%, 5/01/21
1,415	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	1,543,892
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior	7/16 at 100.00	AA–	5,113,950
	Lien Series 2006D, 4.625%, 7/01/32 – AGM Insured
3,700	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	4,089,980
	4.500%, 11/01/23
1,760	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/16 – NPFG Insured	4/13 at 100.00	BBB	1,733,811
8,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	8,148,080
	7/01/35 – NPFG Insured
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA+ (4)	3,060,000
	7/01/26 (Pre-refunded 7/01/13) – AGM Insured
3,395	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	3,808,205
	7/01/36 – BHAC Insured
7,305	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001C-2, 5.250%, 7/01/29 –	7/18 at 100.00	AA+	8,153,768
	FGIC Insured
3,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.750%, 7/01/37	7/21 at 100.00	A+	3,377,640
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,258,340
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
4,500	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	5,021,550
	5.000%, 12/01/39
	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of
	Arts and Sciences Charter School, Series 2001A:
5,000	7.900%, 10/01/21	4/13 at 100.00	Caa2	4,449,550
3,500	8.000%, 10/01/31	4/13 at 100.00	Caa2	3,114,685
8,460	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%,	10/15 at 100.00	Aa3	9,332,226
	10/15/22 – AMBAC Insured
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,472,863
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
75,025	Total Michigan			77,781,742
	Minnesota – 0.9%
1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA–	1,827,963
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	7,855,721
	Services, Series 2008A, 6.625%, 11/15/28
2,300	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/15 at 100.00	A	2,437,793
	Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/31 – FGIC Insured
6,730	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	11/16 at 100.00	A–	7,062,462
	HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36
17,155	Total Minnesota			19,183,939
	Missouri – 3.0%
6,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/13 at 100.00	AA–	6,150,720
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – AGM Insured
40,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	40,468,400
	2003, 5.250%, 5/15/32
12,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System,	6/20 at 100.00	AA–	13,556,160
	Series 2010B, 5.000%, 6/01/30
4,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	A (4)	4,106,160
	Series 2003A, 5.650%, 6/01/37 (Pre-refunded 6/01/13) (Alternative Minimum Tax)
62,000	Total Missouri			64,281,440
	Montana – 0.1%
3,750	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Puget Sound	3/13 at 101.00	A–	3,793,350
	Energy, Series 2003A, 5.000%, 3/01/31 – AMBAC Insured
	Nebraska – 0.3%
5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A,	2/18 at 100.00	Aa1	5,781,800
	5.500%, 2/01/39
	Nevada – 1.0%
2,500	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2003A, 5.125%,	9/13 at 100.00	N/R (4)	2,569,775
	9/01/29 (Pre-refunded 9/01/13) – RAAI Insured
5,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	5,834,300
10,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	10,278,300
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust	7/17 at 100.00	AA+	3,776,800
	2634, 18.968%, 7/01/31 – BHAC Insured (IF) (6)
1,500	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	B2	1,550,880
	Revenue Bonds Series 2008A, 6.750%, 6/15/28
21,500	Total Nevada			24,010,055
	New Hampshire – 0.1%
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	1,692,765
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 2.8%
9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	4/13 at 100.00	B	9,034,020
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
3,300	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	3,533,013
	University Hospital, Series 2007, 5.750%, 7/01/37
4,740	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 41.49	BBB+	1,664,593
	Care System, Refunding Series 2006B, 0.000%, 7/01/34
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	Aaa	7,645,800
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
30,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A+	14,012,700
27,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	11,581,650
205	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	237,169
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
105	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	123,202
105	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	123,303
930	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	1,016,871
7,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	7,310,163
	Series 2003, 6.250%, 6/01/43 (Pre-refunded 6/01/13)
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	4,497,300
	Series 2007-1A, 4.750%, 6/01/34
95,050	Total New Jersey			60,779,784
	New Mexico – 0.1%
1,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,784,835
	New York – 6.5%
10,000	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	10,443,100
	Kaleida Health, Series 2006, 4.700%, 2/15/35
8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	8,912,080
	Health, Series 2004, 5.050%, 2/15/25 (Pre-refunded 2/15/14)
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A	2,182,420
	5.000%, 12/01/35
12,855	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A	14,386,930
	5.000%, 5/01/38
1,510	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB+	1,555,511
	College of Aeronautics, Series 2006B, 5.000%, 12/01/31
10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/13 at 100.50	N/R	11,045,417
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
9,850	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB	10,092,015
	Project, Series 2006, 4.750%, 3/01/46 – NPFG Insured
5,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,891,765
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	5,632,450
	Series 2007B, 4.750%, 11/01/27
	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
1,450	5.500%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,475,752
385	5.500%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	391,838
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
190	5.250%, 8/15/24	8/14 at 100.00	AA	204,037
255	5.250%, 8/15/25	8/14 at 100.00	AA	273,717
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
7,810	5.250%, 8/15/24 (Pre-refunded 8/15/14)	8/14 at 100.00	Aa2 (4)	8,402,467
5,745	5.250%, 8/15/25 (Pre-refunded 8/15/14)	8/14 at 100.00	Aa2 (4)	6,180,816
10,355	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	No Opt. Call	AAA	10,427,692
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2012A, 2.000%, 6/15/13
820	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	4/13 at 100.00	AA–	823,534
	State Contingency Contract-Backed Bonds, Series 2003A-1C, 5.500%, 6/01/18
28,810	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	29,300,346
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/19
8,575	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	10,219,942
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
129,610	Total New York			137,841,829
	North Carolina – 0.6%
1,500	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,519,920
	Series 2003G, 5.000%, 6/01/33
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,193,500
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
1,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,684,005
	Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+ (4)	1,570,680
	Facilities, Series 2004A, 5.000%, 2/01/20 (Pre-refunded 2/01/14)
2,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	2,110,460
	Health System, Series 2007, 4.500%, 10/01/31
2,010	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/20 at 100.00	AA	2,305,550
	Health System, Series 2010A, 5.000%, 6/01/42
11,510	Total North Carolina			12,384,115
	North Dakota – 0.5%
7,820	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	9,698,129
	6.250%, 11/01/31
	Ohio – 3.3%
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	11,117,000
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,745	5.375%, 6/01/24	6/17 at 100.00	B–	5,434,196
1,775	5.125%, 6/01/24	6/17 at 100.00	B–	1,645,691
5,500	5.875%, 6/01/30	6/17 at 100.00	B	5,043,555
17,165	5.750%, 6/01/34	6/17 at 100.00	B	15,343,794
3,520	6.000%, 6/01/42	6/17 at 100.00	BB+	3,217,632
11,940	5.875%, 6/01/47	6/17 at 100.00	B	10,798,058
16,415	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	15,607,874
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	2,111,067
	2011A, 6.000%, 11/15/41
73,790	Total Ohio			70,318,867
	Oklahoma – 0.8%
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,550,598
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
9,955	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	10,130,208
	5.125%, 2/15/31
5,045	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA+ (4)	5,301,084
	5.125%, 2/15/31 (Pre-refunded 2/15/14)
16,400	Total Oklahoma			16,981,890
	Oregon – 0.3%
3,000	Oregon Department of Administrative Services, Certificates of Participation, Series 2010A,	No Opt. Call	AA	3,036,420
	5.000%, 5/01/13
2,860	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	3,075,615
	5.000%, 10/01/32
5,860	Total Oregon			6,112,035
	Pennsylvania – 1.9%
10,300	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/17 at 100.00	CC	8,791,462
	Allegheny Health System, Series 2007A, 5.000%, 11/15/28
5,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Subordinate Lien Series	No Opt. Call	A+	5,187,500
	2003B, 5.000%, 12/01/21 – NPFG Insured
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	7,022,405
	AMBAC Insured
8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	AA (4)	8,517,440
	6/01/34 (Pre-refunded 6/01/14) – FGIC Insured
10,075	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AA+ (4)	10,235,495
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured
39,875	Total Pennsylvania			39,754,302
	Puerto Rico – 2.8%
8,340	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB	8,621,225
	6.000%, 7/01/44
1,410	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005K,	7/15 at 100.00	BBB	1,431,404
	5.000%, 7/01/21
13,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB	12,843,740
	7/01/39 – FGIC Insured
5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/13 at 100.00	Ba1	5,449,782
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
3,960	5.500%, 8/01/28	No Opt. Call	A+	4,340,952
11,000	0.000%, 8/01/32	8/26 at 100.00	A+	11,323,290
4,985	6.000%, 8/01/42	8/19 at 100.00	A+	5,492,274
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,551,748
	2010C, 5.250%, 8/01/41
76,485	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	6,741,388
	8/01/54 – AMBAC Insured
128,940	Total Puerto Rico			60,795,803
	Rhode Island – 1.2%
6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/13 at 100.00	Baa1	6,258,563
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – NPFG Insured
19,205	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/13 at 100.00	BBB–	19,780,958
	Series 2002A, 6.250%, 6/01/42
25,455	Total Rhode Island			26,039,521
	South Carolina – 1.3%
7,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	7,511,000
	GROWTH, Series 2004, 5.250%, 12/01/29
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	3,139,410
	5.000%, 6/01/36 – FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
12,560	0.000%, 1/01/28 – AMBAC Insured	No Opt. Call	AA–	7,328,006
9,535	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	AA–	5,299,076
4,215	Spartanburg Sanitary Sewer District, South Carolina, Sewer System Revenue Bonds, Series 2003B,	3/14 at 100.00	AA–	4,378,331
	5.000%, 3/01/38 – NPFG Insured
36,310	Total South Carolina			27,655,823
	Tennessee – 0.7%
10,300	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital	4/18 at 100.00	A+	11,661,042
	Project, Series 2008, 5.625%, 4/01/38
3,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	3,171,660
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
13,300	Total Tennessee			14,832,702
	Texas – 8.8%
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	6/13 at 100.00	N/R	4,695,800
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (5)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	Ba2	2,091,700
	Series 2006B, 5.750%, 1/01/34
5,560	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	6,234,150
	Series 2008, 5.000%, 2/15/38
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	844,836
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	BBB	4,072,240
31,550	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	BBB	32,614,497
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	5,584,400
	NPFG Insured
11,900	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	BBB	5,388,201
	0.000%, 11/15/27 – NPFG Insured
3,880	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	4/13 at 100.00	BBB	3,885,316
	5.250%, 11/15/30 – NPFG Insured
14,200	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	BBB	4,316,374
	0.000%, 11/15/33 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
24,755	0.000%, 9/01/29 – AMBAC Insured	No Opt. Call	A2	11,825,216
10,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	4,236,800
5,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB–	5,175,250
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/22 at 100.00	BBB–	2,185,380
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/28 (Alternative Minimum Tax)
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,988,578
	2011A, 7.250%, 4/01/36
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation
	Series 2008I:
30,000	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA–	32,901,300
5,220	0.000%, 1/01/43	1/25 at 100.00	A2	5,849,167
6,320	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AA+	7,468,281
	5.750%, 1/01/40 – BHAC Insured
15,450	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA–	5,679,420
	0.000%, 1/01/36 – AGC Insured
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A+	5,114,600
	Series 2004, 6.000%, 12/01/34
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/13 at 101.00	CC	230,020
	Company, Series 2003A, 5.800%, 7/01/22
3,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	3,249,780
11,585	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	13,537,999
	Texas Health Resources Trust 1201, 9.231%, 2/15/30 (IF)
4,810	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	5,447,662
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
5,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AA–	5,949,600
	Bonds, Christus Health, Series 2008, 6.500%, 7/01/37 – AGC Insured
1,600	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,734,080
	2012, 5.000%, 12/15/32
2,250	Texas State University System, Financing Revenue Bonds, Refunding Series 2006, 5.000%, 3/15/27 –	No Opt. Call	Aa2	2,509,673
	AGM Insured
1,905	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	No Opt. Call	A–	2,106,530
	Refunding Series 2012A, 5.000%, 8/15/41
225,845	Total Texas			186,916,850
	Utah – 0.3%
3,260	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 –	6/15 at 100.00	N/R	3,371,459
	RAAI Insured
15	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1998G-2, Class I, 5.200%,	4/13 at 100.00	Aaa	15,016
	7/01/30 (Alternative Minimum Tax)
3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AA (4)	3,903,019
	4/01/35 (Pre-refunded 4/01/14) – NPFG Insured
6,975	Total Utah			7,289,494
	Virginia – 1.2%
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,556,865
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	8,854,100
	Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
975	Route 460 Funding Corporation, Virginia, Toll Raod Reveue Bonds, Series 2012B, 0.000%, 7/01/36	No Opt. Call	BBB–	302,016
6,675	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	2/17 at 100.00	BBB	7,044,461
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C,
	5.000%, 2/01/37 – SYNCORA GTY Insured
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,180	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,296,690
1,650	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,902,549
3,770	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,129,356
25,750	Total Virginia			25,086,037
	Washington – 4.3%
6,690	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	A1	7,057,281
	Series 2004, 5.000%, 9/01/34 – FGIC Insured
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	Aa1 (4)	4,088,680
	2003A, 5.500%, 7/01/17 (Pre-refunded 7/01/13) – SYNCORA GTY Insured
3,475	Port of Seattle, Washington, General Obligation Bonds, Series 2004B, 5.000%, 11/01/19 – AGM	11/13 at 100.00	AAA	3,594,957
	Insured (Alternative Minimum Tax)
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	4,257,338
	Center, Series 2011A, 5.625%, 1/01/35
2,400	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	2,570,712
	Series 2010, 5.375%, 12/01/33
12,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	13,842,600
	Series 2012A, 5.000%, 10/01/33
8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aa1	8,139,320
	1989B, 0.000%, 7/01/14
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,577,900
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	5,294,200
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
2,580	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	2,697,519
	Center, Series 2007B, 5.000%, 2/15/27 – NPFG Insured
23,185	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	Baa1	23,741,208
	Series 2002, 6.625%, 6/01/32
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,000	0.000%, 6/01/29 – NPFG Insured	No Opt. Call	AA+	5,502,690
16,195	0.000%, 6/01/30 – NPFG Insured	No Opt. Call	AA+	9,445,248
99,005	Total Washington			92,809,653
	Wisconsin – 3.1%
7,075	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Senior	11/19 at 100.00	AA+	8,035,644
	Credit Group, Series 2010E, 5.000%, 11/15/33
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	6,191,820
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/16 at 100.00	A–	1,089,990
	Series 2006A, 5.000%, 2/15/17
2,375	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	2,580,841
	Series 2012B, 5.000%, 2/15/40
4,390	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	4,784,266
	Series 2012, 5.000%, 6/01/39
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	12/18 at 100.00	A+	2,853,250
	Series 2009, 6.000%, 12/01/38
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,
	Series 2011A:
3,500	5.750%, 5/01/35	5/21 at 100.00	A+	4,138,290
5,000	6.000%, 5/01/41	5/21 at 100.00	A+	5,937,945
6,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	8/22 at 100.00	A+	7,365,730
	Inc., Refunding 2012C, 5.000%, 8/15/32
10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/20 at 100.00	AA–	11,129,800
	Series 2010, 5.000%, 6/01/30
245	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series	9/14 at 100.00	AA	247,001
	2005C, 4.875%, 3/01/36 (Alternative Minimum Tax)
8,945	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	11,072,300
	6.250%, 5/01/37
57,630	Total Wisconsin			65,426,877
	Wyoming – 0.2%
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	2,336,099
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
1,850	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	2,237,705
3,885	Total Wyoming			4,573,804
$ 2,413,042	Total Municipal Bonds (cost $1,903,046,354)			$ 2,110,113,831

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0%
	Transportation – 0.0%
$ 746	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 537,463
224	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	1.000%	6/30/55	N/R	92,795
$ 970	Total Corporate Bonds (cost $0)				630,258
	Total Investments (cost $1,903,046,354) – 98.8%				2,110,744,089
	Floating Rate Obligations – (0.7)%				(14,380,000)
	Other Assets Less Liabilities – 1.9%				39,182,361
	Net Assets – 100%				$ 2,135,546,450

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,110,113,831	$ —	$2,110,113,841
Corporate Bonds	—	—	630,258	630,258
Total	$ —	$2,110,113,831	$630,258	$2,110,744,089

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $1,888,096,720.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$231,820,948
Depreciation	(23,553,734)
Net unrealized appreciation (depreciation) of investments	$208,267,214

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013